Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Number of Shares
Number of Shares, Outstanding at beginning of period	824,620	442,923	385,516	480,833	388,048	259,565	190,426
Number of Shares, Granted	125,000	411,938	76,157	38,138	193,583	160,100	73,475
Number of Shares, Exercised				36,284	15,193
Number of Shares, Forfeited and canceled	(46,331)	(30,241)	(18,750)	(97,171)	(85,605)	(31,617)	(4,336)
Number of Shares, Outstanding at end of period	903,289	824,620	442,923	385,516	480,833	388,048	259,565
Number of Shares, Exercisable at end of period	485,124
Weighted average exercise price
Weighted average exercise price options, Beginning balance	$ 5.54	$ 7.71	$ 8.60	$ 14.80	$ 25.88	$ 39.16	$ 45.92
Weighted average exercise price, Granted	$ 2.34	$ 3.68	$ 6.29	$ 8.34	$ 3.83	$ 4.50	$ 21.12
Weighted average exercise price, Exercised				$ 3.56	$ 4.21
Weighted average exercise price, Forfeited and canceled	$ 4.73	$ 11.80	$ 20.00	$ 36.62	$ 42.22	$ 24.41	$ 30.96
Weighted average exercise price options, Ending balance	$ 5.14	$ 5.54	$ 7.71	$ 8.60	$ 14.80	$ 25.88	$ 39.16
Weighted average exercise price, Exercisable at end of period	$ 6.63
Weighted average remaining contract term
Weighted average remaining contract term, Outstanding at end of period	7 years 8 months 12 days
Weighted average remaining contract term, Exercisable at end of period	6 years 6 months
Intrinsic Value
Intrinsic Value, Outstanding at end of period	$ 104,769	$ 13,846	$ 227,567
Intrinsic Value, Exercisable at end of period	$ 100,730